Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Global Crossing Airlines Group Inc.
Entity Central Index Key	0001846084
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-2226137
Entity Primary SIC Number	4522
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address Address Line1	4200 NW 36th Street
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Miami International Airport
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33166
City Area Code	786
Local Phone Number	751-8503
Business Contact [Member]
Document Information [Line Items]
Entity Address Address Line1	4200 NW 36th Street
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Miami International Airport
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33166
City Area Code	786
Local Phone Number	751-8503
Contact Personnel Name	Ryan Goepel